Schedule of contingent asset from disposal investments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DisclosureInvestmentsLineItems [Line Items]
Assets recognized	$ 281	$ 111
Riacho of forquilha group [member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2019-12
Amounts subject to recognition	$ 62
Assets recognized	$ 8
Pampo And Enchova Group [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2020-07
Amounts subject to recognition	$ 650
Assets recognized	$ 125	36
Bauna Field [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2020-11
Amounts subject to recognition	$ 285
Assets recognized	$ 95	17
Frade Fielda Group [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2021-02
Amounts subject to recognition	$ 20
Ventura Group [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2021-07
Amounts subject to recognition	$ 43
Assets recognized		43
Miranga Group [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2021-12
Amounts subject to recognition	$ 85
Assets recognized	$ 33	$ 15
Cricare Group [Member]
DisclosureInvestmentsLineItems [Line Items]
Closing date	2021-12
Amounts subject to recognition	$ 118
Assets recognized	$ 20